Other information by nature (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€)
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	€ (224,754)	€ (193,170)	€ (171,882)
Personnel costs	€ (510,626)	€ (487,144)	(395,087)
Number of employees | employee	7,395	7,201
Cost of sales
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	€ (16,135)	€ (16,376)	(13,557)
Personnel costs	(136,486)	(132,447)	(116,330)
Selling, general and administrative expenses
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	(205,476)	(174,905)	(157,050)
Personnel costs	(362,262)	(344,421)	(270,845)
Marketing expenses
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	(3,143)	(1,889)	(1,275)
Personnel costs	€ (11,878)	€ (10,276)	€ (7,912)